CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Acquisition - Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended	162 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 21, 2012 item	Dec. 03, 2012	Dec. 31, 2013	Jun. 30, 2013	Nov. 08, 2010	Apr. 15, 2012
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Loss from equity method investment	$ 8,878,000	$ 9,586,000
Additions to investment through conversion of outstanding receivables		7,114,000
Investment impairment	3,947,000	9,400,000	3,043,000
Investment	59,799,000	74,588,000				74,588,000
Equity Method [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Investment	9,228,000	14,536,000				14,536,000
Series A Preferred Stock [Member] | UiTV Media Inc. or UiTV [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Book value after reduction due to percentage of equity loss pick up	0
UiTV Media Inc. or UiTV [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Percentage of shares acquired				49.00%				75.00%
Number of Board seats held before the repurchase				3
Number of Board seats held				2
Number of total Board seats				5
Equity method investment, ownership interest (as a percent)	49.00%
Ownership interest upon conversion of preference shares and convertible bonds		73.00%				73.00%
Number of board members out of 5 members that may be appointed by founder and CEO of investee unless voting interest fall below 10%	3
Equity loss pick up (as a percent)	49.00%
Percentage of losses of VIE that will be recognized by company until convertible bond investment balance has been depleted	100.00%
UiTV Media Inc. or UiTV [Member] | Equity Method [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Loss from equity method investment	5,300,000	9,600,000
Investment impairment	2,400,000	9,100,000
UiTV Media Inc. or UiTV [Member] | Series A Preferred Stock [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Amount invested		20,000,000				20,000,000
UiTV Media Inc. or UiTV [Member] | Convertible Bond [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Interest rate of debt securities (as a percent)					6.50%
Principal amount of consideration received					3,000,000
Loss from equity method investment	3,600,000
Amount invested		35,100,000				35,100,000
UiTV Media Inc. or UiTV [Member] | Convertible Bond [Member] | Equity Method [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Principal amount of consideration received						12,100,000	15,000,000
Cash paid to acquire investment						5,000,000
Additions to investment through conversion of outstanding receivables						7,100,000
Amount invested	20,000,000
Investment impairment	3,600,000
UiTV Media Inc. or UiTV [Member] | Convertible Bond [Member] | Maximum [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Price per share of qualified financing as a percentage of per share price used to determine conversion of debt securities					85.00%
UiTV Media Inc. or UiTV [Member] | Series A Preference Shares [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Number of shares purchased								9,600,000
Aggregate cash consideration								20,000,000
Repurchase of ordinary shares from iTV shareholder (in shares)								1,491,091
UiTV Media Inc. or UiTV [Member] | Smart Frontier [Member] | Ordinary Shares [Member]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Number of shares purchased								5,100,000
Aggregate purchase price								10,000,000
Percentage of shares acquired								51.00%
Fair value of shares issued								$ 9,800,000
Number of shares of acquiree transferred back				5,100,000
Repurchase of ordinary shares from iTV shareholder (in shares)									1,491,091